Distribution Date:	12/15/23	JPMCC Commercial Mortgage Securities Trust 2015-JP1
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2015-JP1
November 2023 Servicer Revision
Servicer sent revised files due to prospectus ID 15 liquidating. This resulted in additional principal being paid to Class A-4 and A-SB.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25-26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590KAA2	1.949000%	26,534,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590KAB0	3.143800%	138,016,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590KAC8	3.802900%	34,912,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590KAD6	3.649800%	120,000,000.00	111,206,304.25	0.00	338,233.97	0.00	0.00	338,233.97	111,206,304.25	38.59%	30.00%
A-5	46590KAE4	3.914000%	196,971,000.00	196,971,000.00	0.00	642,453.75	0.00	0.00	642,453.75	196,971,000.00	38.59%	30.00%
A-SB	46590KAF1	3.732600%	43,021,000.00	17,094,548.36	649,265.08	53,172.59	0.00	0.00	702,437.67	16,445,283.28	38.59%	30.00%
A-S	46590KAG9	4.118700%	30,969,000.00	30,969,000.00	0.00	106,293.35	0.00	0.00	106,293.35	30,969,000.00	32.73%	26.13%
B	46590KAH7	4.621700%	40,960,000.00	40,960,000.00	0.00	157,754.03	0.00	0.00	157,754.03	40,960,000.00	24.98%	21.00%
C	46590KAK0	4.723207%	45,955,000.00	45,955,000.00	0.00	180,879.13	0.00	0.00	180,879.13	45,955,000.00	16.29%	15.25%
D	46590KAL8	4.223207%	27,973,000.00	27,973,000.00	0.00	98,446.46	0.00	0.00	98,446.46	27,973,000.00	10.99%	11.75%
E	46590KBA1	4.223207%	21,979,000.00	21,979,000.00	0.00	77,351.55	0.00	0.00	77,351.55	21,979,000.00	6.83%	9.00%
F	46590KAS3	4.723207%	17,982,000.00	17,982,000.00	0.00	70,777.25	0.00	0.00	70,777.25	17,982,000.00	3.43%	6.75%
G*	46590KAU8	4.723207%	9,990,000.00	9,990,000.00	0.00	39,320.69	0.00	0.00	39,320.69	9,990,000.00	1.54%	5.50%
NR	46590KAW4	4.723207%	43,957,440.00	8,156,818.60	0.00	40,465.49	0.00	0.00	40,465.49	8,156,818.60	0.00%	0.00%
R	46590KBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			799,219,440.00	529,236,671.21	649,265.08	1,805,148.26	0.00	0.00	2,454,413.34	528,587,406.13

X-A	46590KAN4	0.882590%	590,423,000.00	356,240,852.61	0.00	262,012.28	0.00	0.00	262,012.28	355,591,587.53
X-B	46590KAP9	0.101507%	40,960,000.00	40,960,000.00	0.00	3,464.76	0.00	0.00	3,464.76	40,960,000.00
X-C	46590KAQ7	0.000000%	45,955,000.00	45,955,000.00	0.00	0.00	0.00	0.00	0.00	45,955,000.00
X-D	46590KAR5	0.500000%	27,973,000.00	27,973,000.00	0.00	11,655.42	0.00	0.00	11,655.42	27,973,000.00
X-E	46590KAY0	0.500000%	21,979,000.00	21,979,000.00	0.00	9,157.92	0.00	0.00	9,157.92	21,979,000.00
Notional SubTotal			727,290,000.00	493,107,852.61	0.00	286,290.38	0.00	0.00	286,290.38	492,458,587.53

Deal Distribution Total					649,265.08	2,091,438.64	0.00	0.00	2,740,703.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590KAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590KAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590KAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590KAD6	926.71920208	0.00000000	2.81861642	0.00000000	0.00000000	0.00000000	0.00000000	2.81861642	926.71920208
A-5	46590KAE4	1,000.00000000	0.00000000	3.26166669	0.00000000	0.00000000	0.00000000	0.00000000	3.26166669	1,000.00000000
A-SB	46590KAF1	397.35357988	15.09181748	1.23596825	0.00000000	0.00000000	0.00000000	0.00000000	16.32778573	382.26176240
A-S	46590KAG9	1,000.00000000	0.00000000	3.43224999	0.00000000	0.00000000	0.00000000	0.00000000	3.43224999	1,000.00000000
B	46590KAH7	1,000.00000000	0.00000000	3.85141675	0.00000000	0.00000000	0.00000000	0.00000000	3.85141675	1,000.00000000
C	46590KAK0	1,000.00000000	0.00000000	3.93600544	0.00000000	0.00000000	0.00000000	0.00000000	3.93600544	1,000.00000000
D	46590KAL8	1,000.00000000	0.00000000	3.51933865	0.00000000	0.00000000	0.00000000	0.00000000	3.51933865	1,000.00000000
E	46590KBA1	1,000.00000000	0.00000000	3.51933891	0.00000000	0.00000000	0.00000000	0.00000000	3.51933891	1,000.00000000
F	46590KAS3	1,000.00000000	0.00000000	3.93600545	0.00000000	0.00000000	0.00000000	0.00000000	3.93600545	1,000.00000000
G	46590KAU8	1,000.00000000	0.00000000	3.93600501	0.00000000	0.00000000	0.00000000	0.00000000	3.93600501	1,000.00000000
NR	46590KAW4	185.56172971	0.00000000	0.92056066	(0.19018874)	49.53412096	0.00000000	0.00000000	0.92056066	185.56172971
R	46590KBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590KAN4	603.36547291	0.00000000	0.44377045	0.00000000	0.00000000	0.00000000	0.00000000	0.44377045	602.26581202
X-B	46590KAP9	1,000.00000000	0.00000000	0.08458887	0.00000000	0.00000000	0.00000000	0.00000000	0.08458887	1,000.00000000
X-C	46590KAQ7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46590KAR5	1,000.00000000	0.00000000	0.41666679	0.00000000	0.00000000	0.00000000	0.00000000	0.41666679	1,000.00000000
X-E	46590KAY0	1,000.00000000	0.00000000	0.41666682	0.00000000	0.00000000	0.00000000	0.00000000	0.41666682	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/23 - 11/30/23	30	0.00	338,233.97	0.00	338,233.97	0.00	0.00	0.00	338,233.97	0.00
A-5	11/01/23 - 11/30/23	30	0.00	642,453.75	0.00	642,453.75	0.00	0.00	0.00	642,453.75	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	53,172.59	0.00	53,172.59	0.00	0.00	0.00	53,172.59	0.00
X-A	11/01/23 - 11/30/23	30	0.00	262,012.28	0.00	262,012.28	0.00	0.00	0.00	262,012.28	0.00
X-B	11/01/23 - 11/30/23	30	0.00	3,464.76	0.00	3,464.76	0.00	0.00	0.00	3,464.76	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/23 - 11/30/23	30	0.00	11,655.42	0.00	11,655.42	0.00	0.00	0.00	11,655.42	0.00
X-E	11/01/23 - 11/30/23	30	0.00	9,157.92	0.00	9,157.92	0.00	0.00	0.00	9,157.92	0.00
A-S	11/01/23 - 11/30/23	30	0.00	106,293.35	0.00	106,293.35	0.00	0.00	0.00	106,293.35	0.00
B	11/01/23 - 11/30/23	30	0.00	157,754.03	0.00	157,754.03	0.00	0.00	0.00	157,754.03	0.00
C	11/01/23 - 11/30/23	30	0.00	180,879.13	0.00	180,879.13	0.00	0.00	0.00	180,879.13	0.00
D	11/01/23 - 11/30/23	30	0.00	98,446.46	0.00	98,446.46	0.00	0.00	0.00	98,446.46	0.00
E	11/01/23 - 11/30/23	30	0.00	77,351.55	0.00	77,351.55	0.00	0.00	0.00	77,351.55	0.00
F	11/01/23 - 11/30/23	30	0.00	70,777.25	0.00	70,777.25	0.00	0.00	0.00	70,777.25	0.00
G	11/01/23 - 11/30/23	30	0.00	39,320.69	0.00	39,320.69	0.00	0.00	0.00	39,320.69	0.00
NR	11/01/23 - 11/30/23	30	2,177,183.95	32,105.28	0.00	32,105.28	(8,360.21)	0.00	0.00	40,465.49	2,177,393.15
Totals			2,177,183.95	2,083,078.43	0.00	2,083,078.43	(8,360.21)	0.00	0.00	2,091,438.64	2,177,393.15

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,740,703.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,094,435.35	Master Servicing Fee	5,954.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,097.73
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	220.52
ARD Interest	0.00	Operating Advisor Fee	1,389.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	485.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,094,435.35	Total Fees	11,356.93

Principal		Expenses/Reimbursements
Scheduled Principal	649,265.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	16,838.95
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	2,502.73
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,019.32
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(28,721.21)
Total Principal Collected	649,265.08	Total Expenses/Reimbursements	(8,360.21)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,091,438.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	649,265.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,740,703.72
Total Funds Collected	2,743,700.43	Total Funds Distributed	2,743,700.44

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	529,236,671.21	529,236,671.21	Beginning Certificate Balance	529,236,671.21
(-) Scheduled Principal Collections	649,265.08	649,265.08	(-) Principal Distributions	649,265.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	528,587,406.13	528,587,406.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	529,575,948.41	529,575,948.41	Ending Certificate Balance	528,587,406.13
Ending Actual Collateral Balance	528,945,578.99	528,945,578.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP	Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP
	9,999,999 or less	17	88,050,609.66	16.66%	23	4.7921	1.354733	1.35 or less	6	161,096,150.02	30.48%	23	4.8356	0.884095
10,000,000 to 19,999,999		6	80,070,519.19	15.15%	23	4.6403	1.761111	1.36 to 1.45	2	52,215,926.73	9.88%	24	4.9643	1.376688
20,000,000 to 24,999,999		1	23,775,778.39	4.50%	23	4.4450	1.917800	1.46 to 1.55	1	10,763,456.10	2.04%	23	4.9480	1.486400
25,000,000 to 49,999,999		2	79,783,103.90	15.09%	24	4.9630	1.164435	1.56 to 1.65	2	14,907,862.36	2.82%	23	4.8202	1.620936
	50,000,000 or greater	2	175,000,000.00	33.11%	23	4.7296	1.582529	1.66 to 1.80	6	56,551,757.01	10.70%	23	4.6173	1.751389
	Totals	36	528,587,406.13	100.00%	23	4.7489	1.504354	1.81 to 2.00	7	61,995,915.77	11.73%	23	4.5898	1.902690
								2.01 or greater	4	89,148,943.15	16.87%	24	4.6421	2.291267
								Totals	36	528,587,406.13	100.00%	23	4.7489	1.504354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP
							Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP
Alabama	1	23,775,778.39	4.50%	23	4.4450	1.917800
							Industrial	1	14,935,687.64	2.83%	23	4.6800	1.722100
California	9	42,558,166.72	8.05%	22	4.6069	1.770990
							Lodging	4	39,878,620.62	7.54%	24	4.7336	1.468350
Colorado	1	5,754,852.58	1.09%	23	4.5030	1.801100
							Mixed Use	1	36,529,475.54	6.91%	24	4.9310	0.909900
Georgia	1	8,962,298.37	1.70%	24	4.8400	1.363600
							Multi-Family	10	61,821,987.14	11.70%	23	4.5072	1.859183
Kentucky	1	12,555,000.00	2.38%	23	4.3450	1.903600
							Office	5	230,243,492.71	43.56%	24	4.7832	1.496228
Maine	1	8,313,689.14	1.57%	22	4.5200	0.269000
							Retail	8	63,270,747.49	11.97%	23	4.8061	1.561390
Maryland	3	19,099,380.32	3.61%	24	4.8274	0.599789
							Totals	37	528,587,406.13	100.00%	23	4.7489	1.504354
Michigan	1	8,290,649.93	1.57%	24	4.9600	1.640200

Nebraska	1	11,744,546.81	2.22%	24	4.9070	1.876800

New York	1	100,000,000.00	18.92%	23	4.8320	1.036100

North Carolina	1	6,739,848.31	1.28%	24	4.9450	1.905200

Ohio	2	47,292,931.64	8.95%	24	4.9349	1.041106

Pennsylvania	1	43,253,628.36	8.18%	24	4.9900	1.379400

Tennessee	1	7,250,018.09	1.37%	23	4.5030	1.801100

Texas	3	86,153,534.84	16.30%	24	4.6476	2.261359

Virginia	1	14,935,687.64	2.83%	23	4.6800	1.722100

Totals	37	528,587,406.13	100.00%	23	4.7489	1.504354

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP	Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP
	4.20000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.20001% to 4.40000%	1	12,555,000.00	2.38%	23	4.3450	1.903600	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	5	137,161,296.17	25.95%	23	4.5490	2.001423	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	9	40,426,896.39	7.65%	22	4.6579	1.760269	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	13	256,536,818.58	48.53%	24	4.8960	1.193437	49 months or greater	28	446,680,011.14	84.50%	23	4.7524	1.512806
	Totals	36	528,587,406.13	100.00%	23	4.7489	1.504354	Totals	36	528,587,406.13	100.00%	23	4.7489	1.504354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP	Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP
	60 months or less	28	446,680,011.14	84.50%	23	4.7524	1.512806	Interest Only	3	187,555,000.00	35.48%	23	4.7038	1.604021
61 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	25	259,125,011.14	49.02%	23	4.7876	1.446784
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 324 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	528,587,406.13	100.00%	23	4.7489	1.504354	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	528,587,406.13	100.00%	23	4.7489	1.504354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	81,907,394.99	15.50%	23	4.7297	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	410,150,535.60	77.59%	23	4.7365	1.566503
	13 months to 24 months	1	36,529,475.54	6.91%	24	4.9310	0.909900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	528,587,406.13	100.00%	23	4.7489	1.504354
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304961002	OF	New York	NY	Actual/360	4.832%	402,666.67	0.00	0.00	N/A	11/01/25	--	100,000,000.00	100,000,000.00	12/01/23
2	305180002	OF	Austin	TX	Actual/360	4.593%	287,062.50	0.00	0.00	N/A	12/01/25	--	75,000,000.00	75,000,000.00	12/01/23
3	695100605	OF	Pittsburgh	PA	Actual/360	4.990%	180,228.43	87,876.89	0.00	N/A	12/06/25	--	43,341,505.25	43,253,628.36	12/06/23
5	305180005	MU	Cleveland	OH	Actual/360	4.931%	150,441.79	81,789.00	0.00	N/A	12/01/25	--	36,611,264.54	36,529,475.54	12/01/23
8	305180008	MF	Mobile	AL	Actual/360	4.445%	88,209.75	37,877.47	0.00	N/A	11/01/25	--	23,813,655.86	23,775,778.39	12/01/23
10	305050004	LO	Orange	CA	Actual/360	4.550%	64,852.81	37,079.29	0.00	N/A	11/01/25	--	17,104,037.26	17,066,957.97	12/01/23
11	883100535	RT	Springdale	OH	Actual/360	4.552%	65,032.30	30,551.40	0.00	N/A	10/06/25	07/06/25	17,143,839.63	17,113,288.23	12/06/23
12	305180012	OF	Raleigh	NC	Actual/360	4.770%	69,286.54	26,134.23	0.00	N/A	12/05/25	--	17,430,577.29	17,404,443.06	12/05/23
13	695100599	OF	Nottingham	MD	Actual/360	4.820%	27,674.37	13,343.87	0.00	N/A	12/06/25	--	6,889,884.14	6,876,540.27	08/06/21
14	695100600	OF	Nottingham	MD	Actual/360	4.820%	20,578.37	9,922.38	0.00	N/A	12/06/25	--	5,123,246.46	5,113,324.08	12/06/23
16	305180016	OF	Manhattan Beach	CA	Actual/360	4.760%	66,294.03	25,099.77	0.00	N/A	12/05/25	08/05/25	16,712,779.81	16,687,680.04	12/05/23
18	883100539	IN	Gainesville	VA	Actual/360	4.680%	58,357.58	27,795.58	0.00	N/A	11/06/25	--	14,963,483.22	14,935,687.64	12/06/23
19	883100537	RT	Various	Various	Actual/360	4.503%	48,888.11	23,273.04	0.00	N/A	11/06/25	--	13,028,143.71	13,004,870.67	12/06/23
21	305180021	MF	Louisville	KY	Actual/360	4.345%	45,459.56	0.00	0.00	N/A	11/01/25	--	12,555,000.00	12,555,000.00	12/01/23
22	695100602	RT	Lincoln	NE	Actual/360	4.907%	48,095.89	17,235.84	0.00	N/A	12/06/25	--	11,761,782.65	11,744,546.81	12/06/23
23	883100530	RT	South Point	OH	Actual/360	4.948%	44,455.46	17,981.37	0.00	N/A	11/06/25	--	10,781,437.47	10,763,456.10	12/06/23
25	305180025	LO	McDonough	GA	Actual/360	4.840%	36,222.93	18,594.00	0.00	N/A	12/01/25	--	8,980,892.37	8,962,298.37	12/01/23
27	305180027	RT	Augusta	ME	Actual/360	4.520%	31,383.58	18,235.74	0.00	N/A	10/01/25	--	8,331,924.88	8,313,689.14	12/01/23
28	695100597	OF	Vancouver	WA	Actual/360	4.680%	32,942.77	16,213.69	0.00	N/A	11/06/25	--	8,446,864.15	8,430,650.46	12/06/23
29	695100611	RT	Rochester Hills	MI	Actual/360	4.960%	34,333.18	15,764.91	0.00	N/A	12/06/25	--	8,306,414.84	8,290,649.93	12/06/23
30	695100610	LO	College Park	MD	Actual/360	4.840%	28,734.54	14,750.04	0.00	N/A	12/06/25	--	7,124,266.01	7,109,515.97	11/06/23
31	305180031	RT	Salem	OR	Actual/360	4.920%	31,322.03	11,233.41	0.00	N/A	11/06/25	08/06/25	7,639,518.87	7,628,285.46	12/06/23
32	695100608	LO	Smithfield	NC	Actual/360	4.945%	27,830.58	13,779.71	0.00	N/A	12/06/25	--	6,753,628.02	6,739,848.31	12/06/23
34	883100486	MF	Hawthorne	CA	Actual/360	4.645%	25,669.36	14,269.27	0.00	N/A	10/06/25	--	6,631,481.70	6,617,212.43	12/06/23
36	695100601	RT	Vancouver	WA	Actual/360	4.824%	26,634.39	12,824.39	0.00	N/A	12/06/25	--	6,625,469.81	6,612,645.42	12/06/23
37	305180037	RT	Laredo	TX	Actual/360	5.086%	26,461.37	12,569.10	0.00	N/A	11/06/25	--	6,243,344.45	6,230,775.35	12/06/23
39	883100542	MF	Montgomery	AL	Actual/360	4.736%	23,248.11	10,851.52	0.00	N/A	08/06/25	--	5,890,568.14	5,879,716.62	12/06/23
41	695100604	RT	Gainesville	TX	Actual/360	4.925%	20,245.25	10,092.85	0.00	N/A	12/06/25	--	4,932,852.34	4,922,759.49	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	883100495	MF	Hawthorne	CA	Actual/360	4.645%	16,312.46	9,067.90	0.00	N/A	10/06/25	--	4,214,199.14	4,205,131.24	12/06/23
45	883100474	MF	Wilmington	CA	Actual/360	4.645%	11,228.27	6,241.66	0.00	N/A	10/06/25	--	2,900,738.42	2,894,496.76	12/06/23
46	883100476	MF	Valley Village	CA	Actual/360	4.645%	11,195.15	6,223.25	0.00	N/A	10/06/25	--	2,892,181.27	2,885,958.02	12/06/23
47	883100519	MF	Fontana	CA	Actual/360	4.645%	10,880.49	6,048.34	0.00	N/A	10/06/25	--	2,810,892.06	2,804,843.72	12/06/23
48	883100498	MF	Long Beach	CA	Actual/360	4.645%	9,373.46	5,210.58	0.00	N/A	10/06/25	--	2,421,560.58	2,416,350.00	12/06/23
49	883100479	MF	Van Nuys	CA	Actual/360	4.645%	8,793.83	4,888.37	0.00	N/A	10/06/25	--	2,271,817.47	2,266,929.10	12/06/23
50	695100607	RT	Orlando	FL	Actual/360	4.795%	8,607.47	3,426.66	0.00	N/A	12/06/25	09/06/25	2,154,112.36	2,150,685.70	12/06/23
51	883100501	MF	North Hollywood	CA	Actual/360	4.645%	5,431.97	3,019.56	0.00	N/A	10/06/25	--	1,403,307.04	1,400,287.48	12/06/23
Totals							2,094,435.35	649,265.08	0.00				529,236,671.21	528,587,406.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	39,656,772.00	18,075,678.37	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	24,232,860.00	15,577,914.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,230,503.66	5,764,356.26	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	4,118,679.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,837,758.90	2,308,307.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	6,338,912.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	(215,920.00)	0.00	--	--	11/13/23	4,196,623.58	314,294.40	24,101.20	833,381.14	85,979.41	0.00
14	602,978.00	400,334.43	01/01/23	06/30/23	11/13/23	424,594.73	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,850,550.78	1,499,267.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,478,914.75	833,772.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	993,244.73	834,025.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,784,593.25	1,208,271.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,081,865.13	896,898.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	921,419.43	1,041,325.92	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	636,484.00	153,697.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,001,623.91	505,696.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	220,554.23	363,829.31	07/01/22	06/30/23	--	0.00	0.00	43,454.90	43,454.90	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,116,257.55	782,068.17	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	914,140.70	394,078.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	913,227.00	539,293.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	700,680.36	510,528.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	721,048.39	280,668.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	356,435.78	204,511.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	443,113.00	202,853.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	485,312.73	247,230.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	427,218.04	154,690.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	307,018.41	111,386.51	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	227,544.48	95,644.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	97,265,111.66	57,105,006.74				4,621,218.31	314,294.40	67,556.10	876,836.04	85,979.41	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	0	0.00	0	0.00	1	6,876,540.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.748921%	4.717505%	23
11/17/23	0	0.00	0	0.00	1	6,889,884.14	0	0.00	0	0.00	0	0.00	0	0.00	1	2,303,784.40	4.748957%	4.717532%	24
10/17/23	0	0.00	0	0.00	2	10,972,813.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.749532%	4.716300%	25
09/15/23	0	0.00	0	0.00	2	10,993,863.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.749568%	4.716326%	26
08/17/23	0	0.00	0	0.00	2	11,013,360.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.749601%	4.716349%	27
07/17/23	0	0.00	0	0.00	2	11,032,776.88	0	0.00	0	0.00	0	0.00	0	0.00	1	11,123,166.30	4.749634%	4.716372%	28
06/16/23	0	0.00	0	0.00	2	11,053,586.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750510%	4.717564%	29
05/17/23	0	0.00	0	0.00	2	11,072,836.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750542%	4.717586%	30
04/17/23	0	0.00	0	0.00	2	11,093,486.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750577%	4.713464%	31
03/17/23	0	0.00	0	0.00	3	16,310,387.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750608%	4.713483%	32
02/17/23	0	0.00	0	0.00	3	16,344,821.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750647%	4.713507%	33
01/18/23	0	0.00	0	0.00	4	25,530,630.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.750678%	4.713526%	34
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	695100599	08/06/21	27	6	24,101.20	833,381.14	822,199.89	7,219,963.15	02/11/21	13
30	695100610	11/06/23	0	B	43,454.90	43,454.90	0.00	7,124,266.01
Totals					67,556.10	876,836.04	822,199.89	14,344,229.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		528,587,406	521,710,866	6,876,540		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	528,587,406	521,710,866	0	0	6,876,540	0
Nov-23	529,236,671	522,346,787	0	0	6,889,884	0
Oct-23	533,908,713	522,935,899	0	0	10,972,814	0
Sep-23	534,560,826	523,566,962	0	0	10,993,864	0
Aug-23	535,164,435	524,151,075	0	0	11,013,361	0
Jul-23	535,765,571	524,732,794	0	0	11,032,777	0
Jun-23	547,549,704	536,496,117	0	0	11,053,587	0
May-23	548,160,410	537,087,573	0	0	11,072,837	0
Apr-23	548,816,332	537,722,846	0	0	11,093,487	0
Mar-23	549,421,847	533,111,460	0	0	16,310,387	0
Feb-23	550,168,574	533,823,753	0	0	16,344,821	0
Jan-23	550,768,546	525,237,916	0	0	25,530,631	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	695100599	6,876,540.27	7,219,963.15	4,840,000.00	08/16/22	(227,174.00)	(0.46150)	12/31/22	12/06/25	263
14	695100600	5,113,324.08	5,113,324.08	4,600,000.00	08/16/23	395,982.83	2.16370	06/30/23	12/06/25	263
Totals		11,989,864.35	12,333,287.23	9,440,000.00		168,808.83

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	695100599	OF	MD	02/11/21	13
12/05/2023:

Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated 9910 Building upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin

FDS office loans (9900 Franklin, 9910 Franklin, and 9920 Franklin) dropped to less than 50%, resulting in payment default. Receiver installed 2/4/22. The 9910 Building is vacant. Strategy is to receiver sale the building or find owner/user.

Property auction was held on 11/01/23. Awaiting Court approval to complete sale.

14	695100600	OF	MD	02/11/21	13
12/05/2023:

Loan was transferred to Special Servicing 2/11/21 due to payment default after major tenant Johns Hopkins vacated 9910 Building upon 12/2020 expiry of lease term. Occupancy across this and two cross-collateralized Franklin FDS office loans (9900 Franklin, 9910 Franklin, and 9920 Franklin) dropped to less than 50%, resulting in payment default. Receiver installed 2/4/22. Property auction was held on 11/01/23. Awaiting Court approval to complete sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	305180006	10/19/20	36,569,358.85	16,400,000.00	20,261,389.84	6,298,325.48	20,261,389.84	13,963,064.36	22,606,294.49	0.00	433,709.72	22,172,584.77	56.13%
9	305180009	10/18/21	18,201,235.06	15,000,000.00	10,156,471.31	2,278,827.89	10,156,471.31	7,877,643.42	10,323,591.64	0.00	608,027.37	9,715,564.27	48.57%
15	695100598	11/17/23	4,070,559.62	4,150,000.00	3,594,750.44	1,283,670.87	3,594,750.44	2,311,079.57	1,759,480.05	0.00	0.00	1,759,480.05	38.24%
35	305180035	04/16/21	7,500,000.00	13,370,000.00	7,826,967.76	326,967.76	7,826,967.76	7,500,000.00	0.00	0.00	0.00	0.00	0.00%
40	305180040	08/17/21	5,915,654.84	10,000,000.00	4,574,381.86	294,401.84	4,574,381.86	4,279,980.02	1,635,674.82	0.00	40,490.02	1,595,184.80	24.54%
43	695100592	07/16/21	4,536,431.42	4,500,000.00	4,051,254.34	95,958.52	4,051,254.34	3,955,295.82	581,135.60	0.00	23,327.14	557,808.46	10.72%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			76,793,239.79	63,420,000.00	50,465,215.55	10,578,152.36	50,465,215.55	39,887,063.19	36,906,176.60	0.00	1,105,554.25	35,800,622.35

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/15/23	0.00	(160,015.89)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(157,573.87)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(151,893.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(156,322.08)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(155,689.68)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(150,109.65)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(154,485.64)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(148,916.80)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(153,257.99)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(149,471.42)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(149,068.88)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(148,439.97)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(147,858.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(152,168.94)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(146,775.04)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(151,053.72)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(150,442.38)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(145,019.19)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(149,374.82)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(143,785.91)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(147,930.29)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(142,600.33)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(142,027.65)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(141,471.93)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(143,244.19)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(147,416.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(101,873.08)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(104,842.48)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(97,813.61)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(92,020.41)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/21	0.00	(94,689.12)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(91,267.69)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(93,446.14)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(90,542.28)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(90,178.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(89,824.63)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(89,322.29)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(91,546.75)	0.00	0.00	0.00	0.00	0.00	0.00
6	305180006	03/17/23	0.00	0.00	22,172,584.77	0.00	0.00	(438,944.94)	0.00	0.00	22,172,584.77
		06/17/21	0.00	0.00	22,611,529.71	0.00	0.00	3,290.02	0.00	0.00
		05/17/21	0.00	0.00	22,608,239.69	0.00	0.00	1,945.20	0.00	0.00
		10/19/20	0.00	0.00	22,606,294.49	0.00	0.00	22,606,294.49	0.00	0.00
9	305180009	02/17/23	0.00	0.00	9,715,564.27	0.00	0.00	(50,782.35)	0.00	0.00	9,715,564.27
		01/18/23	0.00	0.00	9,766,346.62	0.00	0.00	11,487.00	0.00	0.00
		06/17/22	0.00	0.00	9,754,859.62	0.00	0.00	8,864.25	0.00	0.00
		04/18/22	0.00	0.00	9,745,995.37	0.00	0.00	11,820.00	0.00	0.00
		03/17/22	0.00	0.00	9,734,175.37	0.00	0.00	3,272.50	0.00	0.00
		12/17/21	0.00	0.00	9,730,902.87	0.00	0.00	(593,773.77)	0.00	0.00
		11/18/21	0.00	0.00	10,324,676.64	0.00	0.00	1,085.00	0.00	0.00
		10/18/21	0.00	0.00	10,323,591.64	0.00	0.00	10,323,591.64	0.00	0.00
15	695100598	11/17/23	0.00	0.00	1,759,480.05	0.00	0.00	1,759,480.05	0.00	0.00	1,759,480.05
35	305180035	04/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	305180040	06/17/22	0.00	0.00	1,595,184.80	0.00	0.00	(40,490.02)	0.00	0.00	1,595,184.80
		08/17/21	0.00	0.00	1,635,674.82	0.00	0.00	1,635,674.82	0.00	0.00
43	695100592	10/17/22	0.00	0.00	557,808.46	0.00	0.00	(23,327.14)	0.00	0.00	557,808.46
		07/16/21	0.00	0.00	581,135.60	0.00	0.00	581,135.60	0.00	0.00
Current Period Totals			0.00	(160,015.89)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(5,013,781.72)	35,800,622.35	0.00	0.00	35,800,622.35	0.00	0.00	35,800,622.35

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	1,019.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	1,435.39	0.00	0.00	16,838.95	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	1,067.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(28,721.21)	0.00
Total	0.00	0.00	2,502.73	0.00	1,019.32	16,838.95	0.00	0.00	0.00	0.00	(28,721.21)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(8,360.21)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28